CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data, unless otherwise specified	Total	Class D Preferred Shares	Ordinary Share, Class A	Ordinary Share, Class B	Ordinary Share, Class B Class B1	Ordinary Share, Class B Class B2	Ordinary Share, Class E	Additional Paid-in Capital (Distributions in Excess of Capital)	Accumulated Other Comprehensive Income (loss)	Retained Earnings
Beginning Balances at Dec. 31, 2008	$ (4,430)		$ 37	$ 23				$ (13,120)	$ 1,673	$ 6,957
Beginning Balances (in shares) at Dec. 31, 2008			2,925,000	1,575,000
Net income	52,485									52,485
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(2,544)								(2,544)
Translation loss realized upon liquidation of a foreign subsidiary	1,033								1,033
Other comprehensive income (loss)	(1,511)								(1,511)
Issuance of ordinary shares (in shares)			26,325,000	14,175,000
Issuance of ordinary shares	536		347	189
Re-designation / Reclassification of ordinary shares (in shares)			(7,200,000)				7,200,000
Re-designation / Reclassification of ordinary shares			(95)				95
Conversion of ordinary shares to preferred shares (in shares)		9,000,000	(5,850,000)	(3,150,000)
Conversion of ordinary shares to preferred shares	(144,199)	144,199	(77)	(43)				(144,079)
Issuance of preferred shares, net of issuance costs (in shares)		3,000,000
Issuance of preferred shares, net of issuance costs		47,755
Cash dividends declared and paid on ordinary shares and share options	(118,066)							(58,624)		(59,442)
Share-based compensation, net of repurchases and liability awards	7,500							7,500
Ending Balances at Dec. 31, 2009	(207,685)	191,954	212	169			95	(208,323)	162
Ending Balances (in shares) at Dec. 31, 2009		12,000,000	16,200,000	12,600,000			7,200,000
Net income	57,912									57,912
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(1,734)								(1,734)
Other comprehensive income (loss)	(1,734)								(1,734)
Cash dividends declared and paid on ordinary shares and share options	(30,000)									(30,000)
Cash dividends declared and paid on preferred shares	(17,210)									(17,210)
Share-based compensation, net of repurchases and liability awards	6,003							6,003
Ending Balances at Dec. 31, 2010	(192,714)	191,954	212	169			95	(202,320)	(1,572)	10,702
Ending Balances (in shares) at Dec. 31, 2010		12,000,000	16,200,000	12,600,000			7,200,000
Net income	100,432									100,432
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(4,752)								(4,752)
Other comprehensive income (loss)	(4,752)								(4,752)
Re-designation / Reclassification of ordinary shares (in shares)				(1,260,000)	9,316,224	3,283,776
Re-designation / Reclassification of ordinary shares				(169)	125	44
Cash dividends declared and paid on ordinary shares and share options	(168,323)							(139,068)		(29,255)
Cash dividends declared and paid on preferred shares	(61,570)							(51,485)		(10,085)
Share-based compensation, net of repurchases and liability awards	4,648							4,648
Ending Balances at Dec. 31, 2011	$ (322,279)	$ 191,954	$ 212		$ 125	$ 44	$ 95	$ (388,225)	$ (6,324)	$ 71,794
Ending Balances (in shares) at Dec. 31, 2011		12,000,000	16,200,000		9,316,224	3,283,776	7,200,000